S000037042 [Member] Investment Objectives and Goals - iShares Short Duration Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® SHORT DURATION BOND ACTIVE ETFTicker: NEARStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Short Duration Bond Active ETF (the “Fund”) seeks total return in excess of the reference benchmark.